Capital structure and financing - C.6. Net finnacial obligations, table 2 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in liabilities arising from financing activities [abstract]
Interest accretion, liabilities arising form financing activities	$ (6)	$ (1)
Other non-cash movements, liabilities arising form financing activities	1
Changes In Net Debt [Abstract]
Net debt	6,999	6,814
Cash flows, net debt	(867)	(185)
Additions/acquisitions, net debt	269	142
Foreign exchange movements, net debt	(166)	229
Transfers (to)/from assets held for sale, net debt	(102)
Net debt	6,128	6,999
Bond and bank debt and financing
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning of period	6,678	6,804
Cash flows, liabilities arising form financing activities	(745)	(288)
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	0	0
Interest accretion, liabilities arising form financing activities	(6)	(1)
Foreign exchange movements, liabilities arising form financing activities	(109)	163
Transfers (to)/from assets held for sale, liabilities arising form financing activities	0
Other non-cash movements, liabilities arising form financing activities	(4)
Liabilities arising from financing activities, end of period	5,815	6,678
Derivatives and Vendor Financing
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning of period	58	34
Cash flows, liabilities arising form financing activities	9	14
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	0	0
Interest accretion, liabilities arising form financing activities	0	0
Foreign exchange movements, liabilities arising form financing activities	(13)	10
Transfers (to)/from assets held for sale, liabilities arising form financing activities	0
Other non-cash movements, liabilities arising form financing activities	5
Liabilities arising from financing activities, end of period	59	58
Lease liabilities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning of period	1,043	1,016
Cash flows, liabilities arising form financing activities	(204)	(177)
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	269	142
Interest accretion, liabilities arising form financing activities	0	0
Foreign exchange movements, liabilities arising form financing activities	(51)	61
Transfers (to)/from assets held for sale, liabilities arising form financing activities	(102)
Other non-cash movements, liabilities arising form financing activities	0
Liabilities arising from financing activities, end of period	954	1,043
Cash and cash equivalents
Assets For Calculation Of Net Debt [Abstract]
Assets, beginning of period	775	1,039
Cash flows, assets	(68)	(270)
Additions/acquisitions, assets	0	0
Foreign exchange movements, assets	(8)	6
Transfers (to)/from assets held for sale. assets	0
Assets, end of period	699	775
Other
Assets For Calculation Of Net Debt [Abstract]
Assets, beginning of period	6	0
Cash flows, assets	(5)	5
Additions/acquisitions, assets	0	0
Foreign exchange movements, assets	0	0
Transfers (to)/from assets held for sale. assets	0
Assets, end of period	$ 0	$ 6